Fair Value of Financial Instruments Not Accounted For at Fair Value - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis (Detail) - USD ($)
$ in Thousands
	Jun. 30, 2021	Dec. 31, 2020
2018 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bonds, Carrying amount		$ (70,299)
Senior unsecured bond, Fair Value (Liability)		(72,672)
2020 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior unsecured bond, Fair Value (Liability)		(103,500)
Long-term Debt, Gross		$ (100,000)
Level 2 [Member] | 2018 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bonds, Carrying amount	$ (69,691)
Senior unsecured bond, Fair Value (Liability)	(72,759)
Level 2 [Member] | 2020 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior unsecured bond, Fair Value (Liability)	(105,000)
Long-term Debt, Gross	$ (100,000)